Restricted stock units (RSUs) (Tables) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2019
Restricted Stock Units Rsus [Line Items]
Share Based Compensation Issue New Common Shares [Table Text Block]
Changes in the RSUs for the period ended March 31, 2019 is set forth below:
	No. of Units	Weighted average fair value at grant date
Balance as at January 1, 2019	-	-
RSUs granted during the three months ended March 31, 2019	262,869	$4.79
Balance as at March 31, 2019 (none of which are vested)	262,869	$4.79

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]	The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:
Period	TOTAL
2019	531,980
2020	556,406
2021	146,557
2022	24,426
1,259,369